Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating Leases
Revenue from contract with customers	$ 66,513	$ 70,250	$ 132,111	$ 137,476
Other revenues (loss of hire insurance recoveries and other income)	4,424	9	10,307	607
Total revenues	70,937	70,259	142,418	138,083
Time charter revenues (service element included)
Operating Leases
Revenue from contract with customers	55,264	59,001	109,733	114,978
Bareboat revenues
Operating Leases
Revenue from contract with customers	$ 11,249	$ 11,249	$ 22,378	$ 22,498